Operating Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash payments for operating lease liabilities	$ 19,047	$ 18,419	$ 16,834
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period	$ 101,951	$ 11,495	$ 11,089